Income Taxes - Deferred Tax Assets And Liabilities Explanatory (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Change in deferred tax assets and liabilities [Abstract]
Beginning balance	$ (8,488)	$ (7,685)
Recognized in net loss	112	(1,867)
Acquisition of Mesquite		1,064
Recognized in equity component of Convertible Notes	(2,336)
Ending balance	$ (10,712)	$ (8,488)